Fair Value Measurement - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Jul. 14, 2017	Dec. 31, 2016
Fair Value Measurements [Line Items]
Business acquisition, contingent consideration liability	$ 956,000
Asset impairment charges	0
Annese
Fair Value Measurements [Line Items]
Business acquisition, contingent consideration liability	956,000	$ 956,000
Fair Value, Inputs, Level 3
Fair Value Measurements [Line Items]
Long term debt, fair value	582,325,000		$ 404,138,000
Fair Value, Inputs, Level 3 | Annese
Fair Value Measurements [Line Items]
Business acquisition, contingent consideration liability	$ 956,000